AXP(R)
Equity Select
Fund


2000 ANNUAL REPORT
(PROSPECTUS ENCLOSED)


American
   Express(R)
Funds

(icon of) ruler

AXP Equity Select Fund seeks to provide shareholders with growth of capital.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN EXPRESS (R) (logo)
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Budding Blue Chips

When most people think of stocks, they tend to focus on the notable names in American business -- the blue chips, as they're known. But there's another group of companies that, though smaller and less well-known, boast impressive business histories. These mid-size companies, which we call "budding blue chips," are the foundation of AXP Equity Select Fund. Often, they enjoy a dominant position in their business. For an investor, this means an opportunity to participate in the growth that's likely for these companies and the potential for rising stock prices.

Table of Contents

2000 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                        3
From the Portfolio Managers              3
Fund Facts                               5
The 10 Largest Holdings                  6
Making the Most of the Fund              7
The Fund's Long-term Performance         8
Independent Auditors' Report            10
Financial Statements                    11
Notes to Financial Statements           14
Investments in Securities               22
Federal Income Tax Information          25

AXP EQUITY SELECT FUND
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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the Board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o    Learn as much as you can about your current investments.

The portfolio managers' letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Duncan J. Evered
Duncan J. Evered
Portfolio manager

From the Portfolio Managers
The past 12 months was an extremely volatile period for the U.S. stock market. AXP Equity Select Fund's performance clearly reflected the environment, as it experienced several months in which gains or losses reached into double digits. Still, the Fund ultimately produced a positive result for the December 1999 through November 2000 fiscal year, with its Class A shares returning 3.93% (excluding the sales charge).

Things could hardly have been better at the outset of the period. The economy was humming along, corporate profits were generally strong, inflation was well-behaved, and increasing excitement about

ANNUAL REPORT - 2000

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(picture of) Paul A. Rokosz
Paul A. Rokosz
Portfolio manager

the potential of the Internet was fueling a spectacular rally among technology stocks. Reflecting the positive environment, the Fund gained nearly 16% in December 1999. After a modest retreat in January, the market and the Fund got back on track in February.

But within weeks, clouds appeared on the investment horizon. With the economy still charging ahead, investors became worried about the possibility of a run-up in inflation. It was a concern also shared by the Federal Reserve, which had already raised short-term interest rates several times to cool off the economy and thereby avoid an inflation spike. Compounding the situation was the growing belief that, given the possibility of less-robust corporate profits as the year progressed, the sky-high prices carried by many technology stocks might be unsustainable.

TUG OF WAR
For the stock market, it meant being stuck in the middle of what would be a nine-month tug of war waged by conflicting viewpoints. One month, the positive forces would win out, and the market and the Fund would soar. The next month, the negative view would prevail, driving the market and the Fund into rapid retreat.

In the face of all the market activity, beginning in mid-February, when we became the new managers of the Fund, we spent considerable effort revamping the portfolio. Much of it centered on selling a number of large-capitalization stocks and replacing them with mid-capitalization stocks, the goal being to position the Fund more firmly in the mid-cap category. Most of the additions came from the technology, health care, consumer products and energy sectors.

Our stock selection was, and will continue to be, centered on owning fast-growing companies that are the leaders in their respective businesses. We also plan to run a more concentrated portfolio than in past years -- fewer stocks overall and a greater emphasis on the largest holdings. Ultimately, we think that will result in a more aggressively positioned portfolio that, while subject to inherent volatility, has the potential to generate higher returns over the long run.

As for what may lie ahead, we remain optimistic about the prospects for mid-cap stocks, especially in light of their relatively good performance during the past year's market volatility. Specifically, we expect some recovery by technology stocks, which is the largest area of investment in what remains a well-diversified portfolio.


Duncan J. Evered


Paul A. Rokosz

AXP EQUITY SELECT FUND
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Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2000                                           $16.35
Nov. 30, 1999                                           $16.90
Decrease                                                $ 0.55

Distributions-- Dec. 1, 1999 - Nov. 30, 2000
From income                                             $   --
From long-term capital gains                            $ 1.29
Total distributions                                     $ 1.29
Total return**                                          + 3.93%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2000                                           $15.78
Nov. 30, 1999                                           $16.46
Decrease                                                $ 0.68

Distributions-- Dec. 1, 1999 - Nov. 30, 2000
From income                                             $   --
From long-term capital gains                            $ 1.29
Total distributions                                     $ 1.29
Total return**                                          + 3.19%

Class C -- June 26, 2000* - Nov. 30, 2000
(All figures per share)

Net asset value (NAV)
Nov. 30, 2000                                           $15.78
June 26, 2000*                                          $17.74
Decrease                                                $ 1.96

Distributions-- June 26, 2000* - Nov. 30, 2000
From income                                             $   --
From long-term capital gains                            $   --
Total distributions                                     $   --
Total return**                                          -11.05%***

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2000                                           $16.41
Nov. 30, 1999                                           $16.94
Decrease                                                $ 0.53

Distributions-- Dec. 1, 1999 - Nov. 30, 2000
From income                                             $   --
From long-term capital gains                            $ 1.29
Total distributions                                     $ 1.29
Total return**                                          + 4.05%

*    Inception date.
** The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
***  The total return for Class C is not annualized.

ANNUAL REPORT - 2000

The 10 Largest Holdings

                                       Percent                  Value
                                   (of net assets)       (as of Nov. 30, 2000)
ALZA                                     4.62%               $84,312,499
Paychex                                  4.30                 78,468,750
Teva Pharmaceutical Inds ADR             2.52                 46,025,000
Cintas                                   2.51                 45,843,750
Fiserv                                   2.45                 44,700,000
Maxim Integrated Products                2.10                 38,250,000
Whole Foods Market                       2.09                 38,146,875
MedImmune                                2.04                 37,231,250
Biomet                                   2.03                 37,000,000
Brinker Intl                             1.90                 34,743,750

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 26.56% of net assets

AXP EQUITY SELECT FUND
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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10
$ 5         $8   $6   $4   $4   $7

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o    your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

ANNUAL REPORT - 2000

THE Fund's Long-term Performance
How your $10,000 has grown in AXP Equity Select Fund

$70,000

$60,000
                                                       X Lipper Multi-Cap
                                                         Growth Index
$50,000
                                                             X $44,313
                                                               AXP Equity Select
                                                               Fund Class A
$40,000
                                                X Russell MidCap(R)
                                                  Growth Index
$30,000
                      X S&P MidCap 400 Index
$20,000

$9,425

'90   '91  '92  '93  '94   '95    '96   '97    '98    '99   '00

(The printed version of this chart contains a line graph with four lines corresponding to the three indexes and Fund noted above.)

Average Annual Total Returns (as of Nov. 30, 2000)

               1 year        5 years       10 years(A)     Since inception(B&Y)

Class A        -2.05%        +17.29%         +16.05%               --%

Class B        -0.64%        +17.69%             --%           +19.02%*

Class Y        +4.05%        +18.84%             --%           +20.15%*

* Inception date was March 20, 1995.

Assumes: Holding period from 12/1/90 to 11/30/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $28,477. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to three widely cited performance indexes, the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index), the Russell MidCap Growth Index and the Lipper Multi-Cap Growth Index. In comparing AXP Equity Select Fund (Class A) to the three indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indexes. Class C became effective June 26, 2000 and therefore performance is not presented.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index), an unmanaged market-weighted index, consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

AXP EQUITY SELECT FUND

Russell MidCap Growth Index, an unmanaged index, measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

Lipper Multi-Cap Growth Index, an unmanaged index published by Lipper, Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

ANNUAL REPORT - 2000

The  financial   statements   contained  in  Post-Effective   Amendment  #92  to
Registration Statement No. 2-13188 filed on or about January 26, 2001, are incorporated herein by reference.

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Equity Select Fund, Inc.
Fiscal year ended Nov. 30, 2000

Class A
Capital gain distribution taxable as long-term capital gain.

Payable date                                                      Per share
Dec. 22, 1999                                                      $1.28976
Total distributions                                                $1.28976

Class B
Capital gain distribution taxable as long-term capital gain.

Payable date                                                      Per share
Dec. 22, 1999                                                      $1.28976
Total distributions                                                $1.28976

Class Y
Capital gain distribution taxable as long-term capital gain.

Payable date                                                      Per share
Dec. 22, 1999                                                      $1.28976
Total distributions                                                $1.28976

ANNUAL REPORT - 2000

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American
    Express(R)
Funds

AXP Equity Select Fund
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AMERICAN
 EXPRESS (R) (logo)

S-6426 U (1/01)

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.